Investment Strategy	Feb. 27, 2026
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal market conditions, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield, fixed income securities (commonly referred to as "junk bonds"). The high yield, fixed income securities in which the fund will invest for purposes of this 80% policy will consist entirely of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans typically are secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is adjusted periodically to a recognized base rate, such as the Secured Overnight Financing Rate ("SOFR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers. The fund may invest up to 30% of its total assets in securities of non-U.S. issuers. The fund seeks to moderate risk by investing in a diversified portfolio of issuers across a variety of industry sectors. Investments are selected for the fund based on an analysis of individual issuers and the general business conditions affecting them. The fund generally will not invest in instruments rated at the time of investment in the lowest rating categories (Ca or below by Moody's Investors Service ("Moody's") and CC or below by S&P Global Ratings, a division of S&P Global Inc. ("S&P")) but may continue to hold securities which are subsequently downgraded.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The fund pursues its investment objective of total return by investing in a portfolio of debt instruments. "Strategic" in the fund's name means that the fund seeks both current income and capital appreciation as elements of total return. While the fund may invest strategically in a number of types of debt instruments, as set forth below, the fund currently primarily invests in the following:

•  bonds and other debt instruments issued by domestic and foreign companies of any size (including below investment grade debt securities (commonly known as "junk bonds"));

•  senior secured floating rate loans ("Senior Loans"); and

•  mortgage-backed securities, asset-backed securities and collateralized loan obligations ("CLOs").

  The fund also may invest in other debt instruments based on the portfolio managers' assessment of the opportunities for total return they present including the following:

•  convertible debt securities;

•  obligations issued by foreign governments; and

•  obligations issued by the U.S. government and its agencies or instrumentalities (such as U.S. Treasury securities or Treasury inflation protected securities).

In seeking to achieve its investment objective, the fund may adjust its portfolio's exposure among the various types of debt instruments based on market conditions and outlook. At any given time, the fund may have a substantial weighting in any one asset class. Accordingly, the fund will, at times, be invested in debt instruments of various credit qualities and maturities, while at other times, the fund may emphasize one particular credit quality or maturity.

The fund's investment manager and sub-adviser emphasize bottom-up fundamental credit analysis and top-down macroeconomic analysis, combined with a focused relative value approach, and are not constrained by any particular duration or credit quality targets. The fund's allocation among various debt instruments will be made on the basis of the portfolio managers' assessment of opportunities for total return relative to the risk of each type of investment. The fund may also take temporary defensive positions in cash and short-term bonds from time to time.

The fund invests significantly in below investment grade debt securities and is authorized to invest without limit in these securities. Below investment grade debt securities are rated in the lower rating categories of the established rating services (Ba or lower by Moody's Investors Service ("Moody's") and BB or lower by S&P Global Ratings, a division of S&P Global Inc. ("S&P")), or, if unrated, are deemed by the fund's investment manager or sub-adviser to be of comparable quality.

The fund may invest in non-U.S. dollar denominated debt instruments. The fund may utilize foreign currency transactions, including currency options and forward foreign currency contracts, to hedge non-U.S. dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies, but it is not required to do so.

The fund may take short positions in securities or indices and generally will do so either by borrowing a security and selling the security short or by using swaps or futures. For example, in a short sale, the fund may sell a borrowed security and it has a corresponding obligation to return to the lender the identical security it has borrowed at the market price of that security at the time of replacement. The fund will have a profit or loss depending on whether the price of the security decreases or increases between the date of the short sale and the date on which the fund purchases the security it has sold in order to replace the security it has borrowed from the lender. Alternatively, the fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the fund a short position with respect to that asset. The fund will benefit to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale.